Purchases and other expenses	12 Months Ended
Dec. 31, 2018
Purchases and other expenses [abstract]
External purchases

5.1 External purchases

(in millions of euros)	2018	2017	2016
Commercial, equipments expenses and content rights	(7,228)	(7,117)	(6,814)
o/w costs of terminals and other equipment sold	(4,123)	(4,112)	(3,968)
o/w advertising, promotional, sponsoring and rebranding costs	(850)	(845)	(894)
Service fees and inter-operator costs	(4,923)	(5,128)	(5,350)
Other network expenses, IT expenses	(3,192)	(3,074)	(2,999)
Other external purchases	(3,220)	(3,062)	(3,023)
o/w rental expenses	(1,181)	(1,148)	(1,156)
Total	(18,563)	(18,381)	(18,186)

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 14).

Advertising, promotion, sponsoring, communication and brand marketing costs are recorded as expenses during the period in which they are incurred.

Other expenses

5.2 Other operating expenses

(in millions of euros)	2018	2017	2016
Allowances and losses on trade receivables – telecom activities	(277)	(251)	(275)
Expenses from universal service	(38)	(43)	(47)
Litigation	(10)	(315)	(86)
Operating foreign exchange gains (losses)	3	(14)	(35)
Cost of bank credit risk	(7)	(6)	(2)
Other expenses	(176)	(95)	(101)
Total	(505)	(724)	(546)

Impairment and losses on trade receivables of telecom activities are detailed in Note 4.3.

The cost of bank credit risk exclusively applies to Orange Bank and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts.

2017 expenses for legal disputes for which provisions or immediate payment have been made mainly included the reassessment of the risk related to various disputes.

(in millions of euros)	2018	2017	2016
Provision for litigation - in the opening balance	779	537	528
Additions with impact on income statement	35	354	24
Reversals with impact on income statement	(25)	(34)	(7)
Discounting with impact on income statement	3	2	4
Utilizations without impact on income statement (1)	(221)	(37)	(13)
Changes in consolidation scope	1	—	(6)
Translation adjustment	3	7	(5)
Reclassifications and other items	(3)	(50)	12
Reclassification to assets held for sale	—	—	—
Provision for litigation - in the closing balance	572	779	537
o/w non-current provision	67	53	69
o/w current provision	505	726	468

(1)	In 2018, mainly related to the payment of the fine in Poland for 152 million euros (see Note 16.3).

Payments related to some litigation are directly recorded in other operating expenses.

The Group’s significant litigations are described in Note 16.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 16.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation towards a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Restructuring and integration costs

5.3 Restructuring and integration costs

(in millions of euros)	2018	2017	2016
Restructuring costs	(189)	(164)	(428)
Departure plans (1)	(30)	(67)	(128)
Lease property restructuring (2)	(28)	(58)	(74)
Distribution channels (3)	(11)	(4)	(181)
Other	(120)	(35)	(45)
Integration costs	(10)	(3)	(71)
Jazztel (4)	—	—	(43)
Acquisition costs of investments	(10)	(3)	(23)
Other	—	—	(5)
Total	(199)	(167)	(499)

(1)	Mainly voluntary departure plans of Orange Polska in 2017 (approximately 2,700 people) and Orange Spain in 2016 (approximately 500 people).
(2)	Essentially related to vacant leases in France.
(3)	Concerns the end of the relationship with some indirect distributors.
(4)	In 2016, mainly related to termination of operational contracts as part of the integration of the activities of Jazztel (principally linked to IRUs and leased lines).

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2018	2017	2016
Restructuring and integration provision - in the opening balance	377	375	414
Additions with impact on income statement	162	150	234
Reversals releases with impact on income statement	(15)	(34)	(19)
Utilizations without impact on income statement	(143)	(133)	(205)
Translation adjustment	(1)	(1)	(1)
Reclassifications and other items	9	20	(48)
Reclassification to assets held for sale	—	—	—
Restructuring and integration provision - in the closing balance	389	377	375
o/w non-current provision	230	251	185
o/w current provision	159	126	190

Accounting policies

Restructuring costs

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee departure plans;

–  indemnities paid to suppliers to terminate a contract (distribution networks, content operations, etc.);

–  cost of vacant buildings;

–  transformation plans for communication network infrastructures.

Onerous contracts: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments towards the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Integration costs

Integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new staff, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Broadcasting rights and equipment inventories

5.4 Broadcasting rights and equipment inventories

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Handset inventories	678	583	594
Other products sold	41	32	29
Available broadcasting rights	73	68	45
Other supplies	242	198	205
Gross value	1,034	881	873
Depreciation	(69)	(54)	(54)
Net book value	965	827	819

(in millions of euros)	2018	2017	2016
Inventories - in the opening balance	827	819	763
Business related variations	138	14	62
Changes in the scope of consolidation	2	0	3
Translation adjustment	(1)	(3)	(9)
Reclassifications and other items	(1)	(4)	(0)
Reclassification to assets held for sale	—	—	—
Inventories - in the closing balance	965	827	819

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group (49 million euros in 2018, 55 million euros in 2017 and 48 million euros in 2016).

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses

5.5 Prepaid expenses

Before the adoption of IFRS 15, the cost of fulfilling contracts were presented in prepaid expenses. Such costs are now presented within other customer contracts assets (see Note 4.4).

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Prepaid rentals and external purchases	522	408	366
Other prepaid operating expenses	49	47	28
Total	571	455	394

(in millions of euros)	2018	2017	2016
Prepaid expenses - in the opening balance	455	394	373
Business related variations	93	78	11
Changes in the scope of consolidation	6	—	17
Translation adjustment	0	(17)	(17)
Reclassifications and other items	17	0	10
Reclassification to assets held for sale	—	—	—
Prepaid expenses - in the closing balance	571	455	394

Trade payables

5.6 Trade payables

(in millions of euros)	2018	2017	2016
Trade payables - in the opening balance	6,527	6,214	6,231
Business related variations	189	413	78
Changes in the scope of consolidation	18	(9)	134
Translation adjustment	1	(56)	(116)
Reclassifications and other items	1	(35)	(113)
Reclassification to assets held for sale	—	—	—
Trade payables - in the closing balance	6,736	6,527	6,214
o/w trade payables from telecoms activities	6,635	6,445	6,168
o/w trade payables from Orange Bank	101	82	46

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables and fixed asset payables that were subject to a payment extension, and had an impact on the change in working capital requirements at the end of the period, amounted to approximately 310 million euros at December 31, 2018, approximately 300 million euros at the end of 2017 and approximately 320 million euros at the end of 2016.

Accounting policies

Trade payables resulting from trade transactions and settled in the normal operating cycle are classified as current items. They include those that have been financed by the supplier (with or without notification of transfer to financial institutions) under direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to carry the characteristics of trade payables, in particular due to the ongoing trade relationship, the payment schedules ultimately consistent with the operational cycle of a telecommunications operator in particular for the purchase of primary infrastructures, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Other liabilities

5.7 Other liabilities

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Provision for litigation (1)	572	779	537
Cable network access fees (IRU) (2)	152	194	240
Submarine cable consortium (3)	130	157	235
Security deposit received	160	182	198
Orange Money – units in circulation (3)	497	408	319
Other	739	738	610
Total	2,250	2,456	2,138
o/w other non-current liabilities	462	521	608
o/w other current liabilities	1,788	1,935	1,530

(1)	See Note 5.2.
(2)	See accounting policies Note 8.3.
(3)	These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.6).

(in millions of euros)	2018	2017	2016
Other liabilities - in the opening balance	2,456	2,138	2,487
Business related variations (1)	(166)	267	(432)
Changes in the scope of consolidation	16	18	75
Translation adjustment	(2)	(7)	(19)
Reclassifications and other items	(54)	40	27
Reclassification to assets held for sale	—	—	—
Other liabilities - in the closing balance	2,250	2,456	2,138

(1)

2018 variation is mainly related to fine payment in Poland for 152 million euros (refer to Note 16.3) and 2016 variation is mainly related to the payment of the fine for the Enterprise Market litigation for 350 million euros.

Related party transactions

5.8 Related party transactions

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except the use of spectrum resources. These resources are allocated after a competitive process.